Common Stock and Stock Plans, Summary of Performance Awards (Details) (Performance Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Performance Shares [Member]
Summary of Performance Awards [Abstract]
Nonvested at January 1, 2014 (in shares)	10,839,148
Granted (in shares)	3,968,637
Vested (in shares)	(5,513,017)
Nonvested at December 31, 2014 (in shares)	9,294,768	10,839,148
Weighted- average grant-date fair value
Nonvested at January 1, 2014 (in dollars per share)	$ 32.72
Granted (in dollars per share)	$ 41.01	$ 33.56	$ 31.44
Vested (in dollars per share)	$ 31.68
Nonvested at December 31, 2014 (in dollars per share)	$ 36.87	$ 32.72